POST-EMPLOYMENT BENEFITS - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption %	0.50%
Change in assumption %	0.50%
Impact on defined benefit obligation %, Increase in assumption	(9.10%)	(9.60%)
Impact on defined benefit obligation %, Decrease in assumption	10.60%	10.70%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption %	0.50%
Change in assumption %	0.50%
Impact on defined benefit obligation %, Increase in assumption	2.60%	2.70%
Impact on defined benefit obligation %, Decrease in assumption	(2.40%)	(2.50%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption %	0.50%
Change in assumption %	0.50%
Impact on defined benefit obligation %, Increase in assumption	8.90%	9.40%
Impact on defined benefit obligation %, Decrease in assumption	(7.80%)	(9.60%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year
Change in assumption, period	1 year
Impact on defined benefit obligation %, Increase in assumption	2.50%	2.50%
Impact on defined benefit obligation %, Decrease in assumption	(2.40%)	(2.40%)